Provisions Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provisions.
Bonus accrual	€ 26,704	€ 22,396
Accrued vacation	16,637	13,904
Provisions to address the risk of a potential divergent interpretation of selected contracts by the tax authorities	2,139	2,139
Earn-out provision	306	1,103
Audit fee provision	2,111	878
Maintenance fee provision	€ 1,483	€ 1,598